Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 344,926	$ 67,716
Restricted cash – current	1,206	607
Trade and other receivables	55,872	27,390
Inventory	208,290	46,262
Other current assets	35,730	6,681
Current assets	646,024	148,656
Non-current assets
Restricted cash	2,004	14,678
Inventory	130,888	141,578
Investment in associate	22,287	7,162
Mineral properties, plant and equipment	1,843,404	497,944
Exploration and evaluation assets	13,750	13,750
Other assets	13,474	15,582
Total assets	2,671,831	839,350
Current liabilities
Accounts payable and accrued liabilities	130,543	67,204
Current portion of loans and borrowings	13,333	61,574
Derivative liabilities – current	63,993
Other current liabilities	14,794	3,145
Current liabilities	222,663	131,923
Non-current liabilities
Loans and borrowings	531,908	202,475
Derivative liabilities	90,573	56,146
Reclamation obligations	117,103	29,885
Other long-term liabilities	32,769	5,150
Deferred tax liabilities	229,860	10,712
Total liabilities	1,224,876	436,291	[1]
Shareholders' equity
Share capital	1,518,042	505,686
Reserves	38,779	27,959
Deficit	(109,866)	(130,586)
Total equity	1,446,955	403,059
Total liabilities and equity	$ 2,671,831	$ 839,350

[1]	Total liabilities balances as at December 31, 2019 for Mesquite and Corporate and other have been reclassified to conform with the current period presentation.